Financial Instruments - Unobservable Input Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers between Level 1 and Level 2	$ 0.0		$ 0.0
Gross transfers into level 3	0.9		1.9
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into (out of) Level 3	(63.0)		(15.4)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(63.9)		(17.3)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	162.2		164.5
Included in earnings	(6.2)		(4.7)
Included in other comprehensive income	4.3		(27.4)
Other	(3.7)	[1]	4.3	[2]
Purchases	37.5		75.0
Sales	(6.2)		(23.1)
Settlements	(10.3)		(11.0)
Transfers into (out of) Level 3	(63.0)		(15.4)
Ending balance	114.6		162.2
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	31.6		43.9
Included in earnings	0.1		(0.5)
Included in other comprehensive income	0.0		0.5
Other	(0.3)		0.4	[2]
Purchases	0.0		10.5
Sales	(5.4)		(12.4)
Settlements	(1.2)		(1.1)
Transfers into (out of) Level 3	0.0		(9.7)
Ending balance	24.8		31.6
Fair Value, Measurements, Recurring | U.S. corporate securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	58.2		31.2
Included in earnings	(6.4)		(4.0)
Included in other comprehensive income	1.8		(2.0)
Other	(0.3)	[1]	(0.4)
Purchases	11.3		42.9
Sales	(0.4)		(1.5)
Settlements	(0.3)		(2.3)
Transfers into (out of) Level 3	0.0		(5.7)
Ending balance	63.9		58.2
Fair Value, Measurements, Recurring | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	18.1		44.2
Included in earnings			(0.1)
Included in other comprehensive income			(26.0)
Other			4.3
Purchases			5.0
Sales			(9.2)
Settlements			(0.1)
Transfers into (out of) Level 3			0.0
Ending balance			18.1
Fair Value, Measurements, Recurring | Other Asset Backed Securities Member [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	41.5
Included in earnings	0.0
Included in other comprehensive income	(0.6)
Other	(0.1)
Purchases	17.0
Sales	0.0
Settlements	(1.6)
Transfers into (out of) Level 3	(56.2)
Ending balance	0.0		41.5
Fair Value, Measurements, Recurring | Other [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	54.3		45.2
Included in earnings			(0.1)
Included in other comprehensive income			0.1
Other			0.0
Purchases			16.6
Sales			0.0
Settlements			(7.5)
Transfers into (out of) Level 3			0.0
Ending balance			54.3
Fair Value, Measurements, Recurring | Other Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	30.9
Included in earnings	0.1
Included in other comprehensive income	3.1
Other	(3.0)
Purchases	9.2
Sales	(0.4)
Settlements	(7.2)
Transfers into (out of) Level 3	(6.8)
Ending balance	25.9		30.9
Separate Accounts Transfers [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	0.0		0.0
Transfers between Level 1 and Level 2	$ 0.0		$ 0.0

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
[2]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.